Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 24,545
2017	21,893
2018	21,054
2019	16,755
2020	25,154
Amortized cost	$ 109,401	$ 147,622